Leases (Details) - Schedule of total lease costs $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Finance lease cost
Amortization of right-of-use assets	$ 500
Interest on lease liabilities	177
Total finance lease cost	677
Operating lease cost	882
Variable lease cost	134
Total lease cost	$ 1,693